Restatement of Previously Issued Financial Restatements - Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	May 16, 2016	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Assets
Cash and cash equivalents	$ 19,850	$ 10,046		$ 22,012	$ 23,872	$ 11,434	$ 17,601
Other interest bearing deposits	745	745			2,992	245
Securities available for sale "AFS"	79,369	80,123			79,921	70,974
Securities held to maturity "HTM"	5,984	6,669			8,012	0
Non-marketable equity securities, at cost	4,412	5,034			4,626	5,515
Loans receivable	534,808	574,439			450,510	470,366
Allowance for loan losses	(5,835)	(6,068)		$ (6,303)	(6,496)	(6,506)
Loans receivable, net	528,973	568,371			444,014	463,860
Office properties and equipment, net	5,163	5,338			2,669	3,725
Accrued interest receivable	1,982	2,032			1,574	1,478
Intangible assets	791	872			104	161
Goodwill	4,663	4,663			0	0
Foreclosed and repossessed assets, net	692	776			902	1,050
Other assets	15,829	11,196			11,462	11,373
TOTAL ASSETS	668,453	695,865			580,148	569,815
Liabilities:
Deposits	530,929	557,677			456,298	449,767
Federal Home Loan Bank advances	60,491	59,291			58,891	58,891
Other borrowings	11,000	11,000	$ 11,000		0	0
Other liabilities	1,653	3,353			3,506	3,138
Total liabilities	604,073	631,321			518,695	511,796
Stockholders' equity:
Common stock-$0.01 par value, authorized 30,000,000; 5,260,098 and 5,232,579 shares issued and outstanding, respectively	53	53			52	52
Additional paid-in capital	55,032	54,963			54,740	54,257
Retained earnings	10,138	9,107			7,163	4,775
Unearned deferred compensation	(190)	(193)			(288)	(223)
Accumulated other comprehensive loss	(653)	614			(214)	(842)
Total stockholders' equity	64,380	64,544			61,453	58,019
Total liabilities and stockholders' equity	$ 668,453	$ 695,865			580,148	569,815
Previously Reported
Assets
Cash and cash equivalents					23,872	11,434	$ 17,601
Other interest bearing deposits					2,992	245
Securities available for sale "AFS"					79,921	62,189
Securities held to maturity "HTM"					8,012	8,785
Non-marketable equity securities, at cost					4,626	5,515
Loans receivable					450,510	470,366
Allowance for loan losses					(6,496)	(6,506)
Loans receivable, net					444,014	463,860
Office properties and equipment, net					2,669	3,725
Accrued interest receivable					1,574	1,478
Intangible assets					104	161
Goodwill					0	0
Foreclosed and repossessed assets, net					902	1,050
Other assets					11,462	11,373
TOTAL ASSETS					580,148	569,815
Liabilities:
Deposits					456,298	449,767
Federal Home Loan Bank advances					58,891	58,891
Other borrowings					0	0
Other liabilities					4,424	3,864
Total liabilities					519,613	512,522
Stockholders' equity:
Common stock-$0.01 par value, authorized 30,000,000; 5,260,098 and 5,232,579 shares issued and outstanding, respectively					52	52
Additional paid-in capital					54,740	54,257
Retained earnings					6,245	4,049
Unearned deferred compensation					(288)	(223)
Accumulated other comprehensive loss					(214)	(842)
Total stockholders' equity					60,535	57,293
Total liabilities and stockholders' equity					580,148	569,815
Restatement Adjustment
Assets
Cash and cash equivalents					0	0
Loans receivable, net					0	0
TOTAL ASSETS					0	0
Liabilities:
Other liabilities					(918)	(726)
Total liabilities					(918)	(726)
Stockholders' equity:
Retained earnings					918	726
Total stockholders' equity					918	726
Total liabilities and stockholders' equity					$ 0	$ 0